Description of the Plan - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, pretax maximum annual contribution to eligible compensation, percentage	50.00%
Employee benefit plan, participant contribution, maximum annual compensation amount	$ 23,500
Employee benefit plan employer contribution participant compensation matched percentage next participant contribution	2.00%
Employee benefit plan, participant additional catch-up contribution, maximum annual compensation amount	$ 7,500
Employee benefit plan company matching contribution	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
Employee benefit plan company deferred matching contribution	50.00%
Employee benefit plan discretionary contributions	$ 0
EBP, note receivable from participant minimum borrowing, amount	1,000
EBP, note receivable from participant, maximum borrowing amount	$ 50,000
EBP, note receivable from participant maximum borrowing to total account percentage	50.00%
Employee benefit plan forfeited accounts	$ 871	$ 24,216
Employee benefit plan notes receivables from participants maturity date	2039-07
Employee benefit plan forfeitures used to offset employer contributions	$ 23,216
Employee benefit plan annual maintenance fee for each loan	25
Employee benefit plan loan processing flat fee	75
Employee benefit plan legal recordkeeping trustee fees planning tools and educational materials flat fee per quarter	$ 17.25
Employee Benefit Plan Loan Term Extended Term	extended up to fifteen total years from the date of the loan.
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	5.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	4.00%
Employee benefit plan, asset held for investment, participant loan, interest rate	10.50%
Employee benefit plan participant loan repayment period	5 years